Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

12.  Income Taxes

The following table shows a summary of income taxes for the years ended December 31, 2022, 2021 and 2020:

	Thousands of Yen	Thousands of Yen	Thousands of Yen
	2022	2021	2020
	Total	Total	Total
Income (loss) before income taxes	¥179,774	¥(414,481)	¥(626,689)
Income taxes
Current	30,809	24,767	19,745
Deferred	―	551,483	(107,264)
Total	¥30,809	¥576,250	¥(87,519)

Parent and its subsidiaries are subject to a number of taxes based on income, in the aggregate resulted in an effective statutory rate of approximately 30.6% for the years ended December 31, 2022, 2021 and 2020.

A reconciliation of the differences between the effective income tax rates reflected in the accompanying consolidated statements of operation and Japanese statutory tax rates for the years ended December 31, 2022, 2021 and 2020 is as follows:

	2022	2021	2020
Statutory tax rate	30.6%	30.6%	30.6%
Increases (reductions) in taxes due to:
Change in valuation allowance	(32.7)	(155.9)	(13.2)
Nondeductible expenses	―	(1.1)	(0.3)
Inhabitant tax-per capita*	―	(3.9)	(3.2)
Stock-based compensation	―	(14.5)	―
Use of operating loss carryforwards	―	3.9	―
Other-net	19.2	1.9	0.1
Effective income tax rate	17.1%	(139.0)%	14.0%
*

Inhabitants tax is imposed on resident corporations in Japan. It consists of the corporation tax calculated as a percentage of national corporation tax and the per capita levy determined based on capital and the number of employees. For the year ended December 31, 2021, the impact of inhabitant tax per capita on the effective tax rate decreased due to fluctuation of (loss) income before income taxes.

The tax effects of the major items of temporary differences giving rise to the deferred tax assets and liabilities as of December 31, 2022, 2021 and 2020 are as follows:

	Thousands of Yen
	2022		2021		2020
Deferred tax assets:
Accounts receivable-trade		¥69,203		¥13,485	¥13,485
Provision for bad debt		16,871		50,551	41,700
Goodwill		6,351		―	―
Accrued Vacation		17,520
Contract liability		―		―	154,950
Asset retirement obligation		82,506		91,552	58,543
Operating lease liability		591,108		576,867	505,601
Operating loss carryforwards		717,011		716,518	484,040
Other		54,244		69,603	60,392
Gross deferred tax assets		1,554,814		1,518,576	1,318,711
Valuation allowance		(712,685)		(771,441)	(125,376)
Total deferred tax assets		842,129		747,135	1,193,335

Deferred tax liabilities:
Property and equipment		(51,925)		(65,590)	(32,433)
Goodwill		―		(15,018)	(4,073)
Intangible assets		(142,789)		(101,025)	(15,285)
Right-of-use asset - operating lease		(558,538)		(558,538)	(483,437)
Acquisition Costs		(20,003)		―	(1,311)
Other		(68,874)		(6,964)	(1,205)
Total deferred tax liabilities		(842,129)		(747,135)	(537,744)
Net deferred tax assets	¥	―	¥	―	¥655,591

Valuation allowance for deferred tax assets have decreased by ¥58,756 thousand, increased by ¥646,065 thousand and decreased by ¥82,981 thousand for the years ended December 31, 2022, 2021 and 2020, respectively.

At December 31, 2022, the Company has provided a full valuation allowance against all of its deferred tax assets. The Company considered both positive and negative evidence related to the likelihood of realization of deferred tax assets. In making such assessments, more weight was given to evidence that could be objectively verified. Under this approach the recent cumulative losses are a significant piece of significant negative evidence and was given more weight than projected future income. Based on the Company’s review of this evidence, management believes that a full valuation allowance against all of the Company’s deferred tax assets as of December 31, 2022 is appropriate.

At December 31, 2022, the Company had operating loss carryforwards of ¥2,341,644 thousand, which are available to offset future taxable income. These carryforwards are scheduled to expire as follows:

Operating loss
carryforwards
(Thousands of Yen)
Years ending December 31:
Between 2023 and 2026	¥133,695
Between 2027 and 2030	160,948
2031 and thereafter	2,047,001
Total	¥2,341,644

The Company does not recognize any deferred tax liabilities for undistributed earnings of domestic subsidiaries since dividends from these subsidiaries are not subject to taxation under Japanese tax law.

At December 31, 2022, 2021 and 2020, current unrecognized tax benefit is not material in amount. Even in the next twelve months after the end of 2021, it is unlikely that the total amount would change dramatically.

The penalties and interest expenses related to income taxes are recognized in the consolidated statements of operation as of December 31, 2022, 2021 and 2020, however, the amounts are immaterial.

Parent and its subsidiaries are subject to taxation in Japan and in the local Japanese governments where the Company’s salons or offices are located. As of December 31, 2022, the fiscal year ending December 31, 2017 and subsequent years remain open to examination by the tax authority (National Tax Agency and Tokyo Metropolitan Government).